UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08560

GAMCO International Growth Fund, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

GAMCO International Growth Fund, Inc.

First Quarter Report — March 31, 2012

Caesar Bryan

To Our Shareholders,

For the quarter ended March 31, 2012, the net asset value (“NAV”) per Class AAA Share of the GAMCO International Growth Fund, Inc. increased 11.1% compared with an increase of 10.9% for the Morgan Stanley Capital International (“MSCI”) Europe, Australasia, and the Far East (“EAFE”) Index.

Enclosed is the schedule of investments as of March 31, 2012.

Comparative Results

Average Annual Returns through March 31, 2012 (a) (Unaudited)
	Quarter	1 Year	5 Year	10 Year	Since Inception (6/30/95)
Class AAA (GIGRX)	11.07%	(0.50)%	0.18%	6.42%	7.03%
MSCI EAFE Index.	10.86	(5.77)	(3.51)	5.65	4.54
Lipper International Large Cap Growth Fund Average	13.20	(3.24)	(1.15)	5.04	N.A.
Lipper International Multi-Cap Growth Fund Average	13.53	(5.68)	(0.57)	6.75	6.73
Class A (GAIGX)	11.09	(0.44)	0.24	6.57	7.14
With sales charge (b)	4.71	(6.17)	(0.94)	5.94	6.76
Class C (GCIGX)	10.85	(1.29)	(0.58)	5.54	6.44
With contingent deferred sales charge (c)	9.85	(2.28)	(0.58)	5.54	6.44
Class I (GIIGX)	11.14	(0.22)	0.41	6.54	7.10

In the current prospectus dated April 27, 2012, the expense ratios for Class AAA, A, C, and I Shares are 2.10%, 2.10%, 2.85%, and 1.85%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, and C Shares is 5.75%, and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share prices, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on July 25, 2001, December 17, 2000, and January 11, 2008, respectively. The actual performance of the Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI EAFE Index is an unmanaged indicator of international stock market performance, while the Lipper International Large-Cap Growth Fund Average and the Lipper International Multi-Cap Growth Fund Average reflect the average performance of mutual funds classified in these particular categories. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

GAMCO International Growth Fund, Inc.

Schedule of Investments — March 31, 2012 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 97.9%
	CONSUMER STAPLES — 16.4%
15,728	British American Tobacco plc	$792,563
10,000	Danone	697,529
45,000	Diageo plc	1,081,454
14,000	Heineken NV	778,151
115	Japan Tobacco Inc.	647,457
6,000	L’Oreal SA	740,127
15,000	Nestlé SA	943,835
8,000	Pernod-Ricard SA	836,501
13,000	Unicharm Corp.	686,360
17,000	Wesfarmers Ltd.	528,636

	TOTAL CONSUMER STAPLES	7,732,613

	CONSUMER DISCRETIONARY — 15.9%
15,000	Accor SA	535,550
7,000	Christian Dior SA	1,074,101
21,000	Compagnie Financiere Richemont SA, Cl. A	1,316,716
3,000	Fast Retailing Co. Ltd.	683,581
225,000	Genting Berhad	796,148
15,000	Hennes & Mauritz AB, Cl. B	542,791
1,200,000	Media Nusantara Citra Tbk PT	246,719
13,000	Naspers Ltd., Cl. N	730,413
14,000	The Swatch Group AG	1,125,180
30,000	WPP plc	410,029

	TOTAL CONSUMER DISCRETIONARY	7,461,228

	MATERIALS — 14.7%
8,500	Agnico-Eagle Mines Ltd.	283,730
26,430	Anglo American plc	987,954
19,900	BHP Billiton plc	607,154
17,000	Newcrest Mining Ltd.(a)	521,390
20,825	Rio Tinto plc	1,147,840
50,000	Sanyo Special Steel Co. Ltd.	271,234
8,500	Shin-Etsu Chemical Co. Ltd.	490,878
2,750	Syngenta AG†	950,787
65,000	Tokai Carbon Co. Ltd.	346,321
76,500	Xstrata plc	1,306,814

	TOTAL MATERIALS	6,914,102

	INDUSTRIALS — 14.6%
16,000	CNH Global NV†	635,200
30,000	Experian plc	467,610
5,600	FANUC Corp.	993,210
28,000	Jardine Matheson Holdings Ltd.	1,400,000
29,000	Komatsu Ltd.	826,519
36,000	Mitsui & Co. Ltd.	590,214
3,000	Siemens AG	302,445
210,000	Sime Darby Berhad	667,668
3,700	SMC Corp.	588,281
15,000	The Weir Group plc	423,224

	TOTAL INDUSTRIALS	6,894,371

Shares		Market Value

	ENERGY — 13.0%
45,000	Aker Solutions ASA	$761,359
34,000	BG Group plc	787,460
75,000	BP plc	554,882
155,000	Gulf Keystone Petroleum Ltd.†	650,172
13,000	Imperial Oil Ltd.	590,666
17,000	Saipem SpA	878,126
21,000	Statoil ASA, ADR	569,310
6,000	Technip SA	706,838
26,000	Tullow Oil plc	635,029

	TOTAL ENERGY	6,133,842

	FINANCIALS — 9.5%
60,000	Cheung Kong (Holdings) Ltd.	774,961
45,000	Hang Seng Bank Ltd.	598,026
110,000	Hongkong Land Holdings Ltd.	639,100
36,000	Kinnevik Investment AB, Cl. B	837,450
22,000	Schroders plc	555,982
22,500	Standard Chartered plc	561,420
210,000	Swire Properties Ltd.	521,921

	TOTAL FINANCIALS	4,488,860

	HEALTH CARE — 9.1%
1,000,000	Bangkok Chain Hospital PCL, NVDR	246,353
9,000	Bayer AG	633,057
4,500	Cochlear Ltd.	288,536
11,000	Elekta AB, Cl. B	556,834
19,140	GlaxoSmithKline plc	427,527
13,000	Novartis AG	719,486
6,000	Roche Holding AG, Genusschein	1,044,201
38,000	Smith & Nephew plc	385,045

	TOTAL HEALTH CARE	4,301,039

	INFORMATION TECHNOLOGY — 4.7%
11,500	Canon Inc.	543,252
12,000	Hoya Corp.	269,518
3,190	Keyence Corp.	749,999
1,000	Yahoo! Japan Corp.	323,547
14,000	Yamatake Corp.	309,532

	TOTAL INFORMATION TECHNOLOGY	2,195,848

	TOTAL COMMON STOCKS	46,121,903

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 2.1%
$1,000,000	U.S. Treasury Bills, 0.025% to 0.120%††, 05/10/12 to 08/09/12	999,843

See accompanying notes to schedule of investments.

GAMCO International Growth Fund, Inc.

Schedule of Investments (Continued) — March 31, 2012 (Unaudited)

Market Value
TOTAL INVESTMENTS — 100.0% (Cost $37,413,574)	$47,121,746

Aggregate tax cost	$37,413,733

Gross unrealized appreciation	$10,449,006
Gross unrealized depreciation	(740,993)

Net unrealized appreciation/depreciation	$9,708,013

(a)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2012, the market value of the fair valued security amounted to $521,390 or 1.11% of total investments.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt

Geographic Diversification	% of Market Value	Market Value
Europe	60.1%	$28,317,561
Japan	17.7	8,319,903
Asia/Pacific	15.3	7,229,459
North America	4.0	1,874,238
South Africa	1.5	730,413
Latin America	1.4	650,172

	100.0%	$47,121,746

See accompanying notes to schedule of investments.

GAMCO International Growth Fund, Inc.

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation.  Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and nonfinancial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

GAMCO International Growth Fund, Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2012 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 3/31/12
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Materials	$ 6,392,712	$ 521,390	$ 6,914,102
Other Industries (a)	39,207,801	—	39,207,801

Total Common Stocks	45,600,513	521,390	46,121,903

U.S. Government Obligations	—	999,843	999,843

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$ 45,600,513	$ 1,521,233	$ 47,121,746

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers between Level 1 and Level 2 during the period ended March 31, 2012. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Quantitative Information.

    General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

    Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

There were no Level 3 investments held at March 31, 2012 or December 31, 2011.

GAMCO International Growth Fund, Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

Foreign Currency Translations.  The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at March 31, 2012, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

GAMCO International Growth Fund, Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. As a result of the rule, post enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than begin considered all short-term as under previous law.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO International Growth Fund, Inc.

One Corporate Center

Rye, New York 10580-1422

800-GABELLI

800-422-3554

fax: 914-921-5118

website: www.gabelli.com

e-mail: info@gabelli.com

Net Asset Value per share available daily by calling

800-GABELLI after 7:00 P.M.

Board of Directors
Mario J. Gabelli, CFA Chairman and Chief Executive Officer, GAMCO Investors, Inc. Anthony J. Colavita President, Anthony J. Colavita, P.C. Salvatore J. Zizza Chairman, Zizza & Associates Corp.	Werner J. Roeder, MD Medical Director, Lawrence Hospital Anthonie C. van Ekris Chairman, BALMAC International, Inc.

Officers and Portfolio Manager
Caesar Bryan Portfolio Manager Agnes Mullady Treasurer	Bruce N. Alpert President, Secretary, and Acting Chief Compliance Officer

Custodian, Transfer Agent, and Dividend Disbursing Agent
State Street Bank and Trust Company

Distributor
G.distributors, LLC

Legal Counsel
Paul Hastings LLP

This report is submitted for the general information of the shareholders of GAMCO International Growth Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB009Q112QR

GAMCO

GAMCO

International

Growth

Fund,

Inc.

FIRST QUARTER REPORT

MARCH 31, 2012

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GAMCO International Growth Fund, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 5/30/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 5/30/12

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date 5/30/12

*	Print the name and title of each signing officer under his or her signature.